Financial Instruments - Summary of Credit Quality of Financial Assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 948,978	S/ 801,140	S/ 626,180
Financial assets neither past due nor impaired [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	941,991	796,197
Financial assets neither past due nor impaired [member] | Banco de Crdito del Per [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	302,743	350,403
Financial assets neither past due nor impaired [member] | Banco Continental [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	186,238	114,067
Financial assets neither past due nor impaired [member] | Citibank [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	183,719	134,990
Financial assets neither past due nor impaired [member] | Banco Scotiabank [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	64,101	73,039
Financial assets neither past due nor impaired [member] | Banco de la Nacion [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	56,085	23,766
Financial assets neither past due nor impaired [member] | Credicorp capital colombia [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	44,338
Financial assets neither past due nor impaired [member] | Banco Interbank [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	41,681	14,075
Financial assets neither past due nor impaired [member] | JP Morgan [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	17,853	257
Financial assets neither past due nor impaired [member] | Santander colombia [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	15,183
Financial assets neither past due nor impaired [member] | Banco Scotiabank - Chile [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	9,801
Financial assets neither past due nor impaired [member] | Banco Santander-Peru [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	114	12,221
Financial assets neither past due nor impaired [member] | Banco Bogota [member] | BB+ [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	7,255	16,782
Financial assets neither past due nor impaired [member] | Banco Santander - Chile [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	5,817	3,325
Financial assets neither past due nor impaired [member] | Banco de Crdito e Inversiones-Chile [member] | AA + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		5,909
Financial assets neither past due nor impaired [member] | Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	7,017	8,312
Financial assets neither past due nor impaired [member] | Fondo de Inversion Alianza [member] | AA + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 46	S/ 39,051